STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]		Additional paid-in capital [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2018	$ 164		$ 367,920	$ (330,841)	$ 37,243
Balance, shares at Dec. 31, 2018	59,849,784
Options exercised	$ 3		3,246		3,249
Options exercised, shares	878,378
Issuance of shares and warrants, net	$ 20		22,738		22,758
Issuance of shares and warrants, net, shares	7,194,674
Stock-based compensation relating to options issued to employees, directors and non-employees			2,408		2,408
Net loss				(27,337)	(27,337)
Balance at Dec. 31, 2019	$ 187		396,312	(358,178)	38,321
Balance, shares at Dec. 31, 2019	67,922,836
Options exercised	$ 9		15,906		15,915
Options exercised, shares	3,070,542
Warrants exercised	$ 11		18,314		18,325
Warrants exercised, shares	3,866,139
Issuance of shares, net	$ 24		74,123		74,147
Issuance of shares, net, shares	8,816,339
Stock-based compensation relating to options issued to employees, directors and non-employees			2,772		2,772
Net loss				(29,698)	(29,698)
Balance at Dec. 31, 2020	$ 231		507,427	(387,876)	$ 119,782
Balance, shares at Dec. 31, 2020	83,675,856				83,675,856
Exercise of options and ESPP shares	$ 1		1,454		$ 1,455
Exercise of options and ESPP shares, shares	335,204
Warrants exercised		[1]	425		425
Warrants exercised, shares	89,557
Issuance of shares, net	$ 7		14,951		14,958
Issuance of shares, net, shares	2,332,815
Stock-based compensation relating to options issued to employees, directors and non-employees			4,276		4,276
Net loss				(34,203)	(34,203)
Balance at Dec. 31, 2021	$ 239		$ 528,533	$ (422,079)	$ 106,693
Balance, shares at Dec. 31, 2021	86,433,432				86,433,432

[1]	Representing amount lower than $1.